Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Switzerland ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 0.3%
Banque Cantonale Vaudoise, Registered	37,097	$3,681,559
Building Products — 1.4%
Geberit AG, Registered	26,767	16,144,667
Capital Markets — 8.6%
Julius Baer Group Ltd.	173,934	11,518,862
Partners Group Holding AG	17,517	25,457,090
UBS Group AG, Registered	1,981,073	64,063,134
		101,039,086
Chemicals — 5.9%
Clariant AG, Registered	276,426	3,338,762
EMS-Chemie Holding AG, Registered	7,165	5,101,952
Givaudan SA, Registered	7,028	31,005,866
Sika AG, Registered	115,930	30,085,287
		69,531,867
Construction Materials — 3.4%
Holcim AG	391,481	39,899,491
Containers & Packaging — 0.5%
SIG Group AG	298,413	5,916,021
Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	21,343	12,328,614
Electric Utilities — 0.4%
BKW AG	24,618	4,235,772
Electrical Equipment — 4.4%
ABB Ltd., Registered	918,624	52,443,498
Food Products — 15.7%
Barry Callebaut AG, Registered	3,561	5,432,753
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	846	9,793,432
Chocoladefabriken Lindt & Spruengli AG, Registered	91	10,338,590
Nestle SA, Registered	1,838,386	159,644,847
		185,209,622
Health Care Equipment & Supplies — 5.1%
Alcon AG	378,773	33,720,428
Sonova Holding AG, Registered	40,881	13,984,484
Straumann Holding AG	92,935	12,140,396
		59,845,308
Insurance — 10.3%
Baloise Holding AG, Registered	39,624	7,529,414
Helvetia Holding AG, Registered	35,910	6,298,178
Swiss Life Holding AG, Registered	22,633	18,566,308
Swiss Re AG	229,272	33,881,793
Zurich Insurance Group AG	87,783	55,717,103
		121,992,796
Life Sciences Tools & Services — 3.1%
Bachem Holding AG	42,405	3,286,130
Lonza Group AG, Registered	54,641	32,762,909
		36,049,039
Machinery — 2.2%
Schindler Holding AG, Participation Certificates, NVS	34,699	10,033,545
Security	Shares	Value
Machinery (continued)
Schindler Holding AG, Registered	22,360	$6,342,699
VAT Group AG(a)	23,305	9,309,731
		25,685,975
Marine Transportation — 0.8%
Kuehne + Nagel International AG, Registered	41,456	9,920,525
Pharmaceuticals — 26.7%
Galderma Group AG(b)	82,358	8,437,266
Novartis AG, Registered	1,377,690	146,061,849
Roche Holding AG, NVS	491,427	142,784,474
Roche Holding AG, Bearer	7,684	2,365,584
Sandoz Group AG	329,367	15,052,177
		314,701,350
Professional Services — 1.5%
Adecco Group AG, Registered	178,403	4,764,002
SGS SA	124,944	12,411,170
		17,175,172
Real Estate Management & Development — 0.7%
Swiss Prime Site AG, Registered	70,266	7,768,187
Software — 0.3%
Temenos AG, Registered	62,671	4,126,526
Specialty Retail — 0.3%
Avolta AG, Registered	107,297	3,982,701
Technology Hardware, Storage & Peripherals — 0.9%
Logitech International SA, Registered	129,691	10,539,788
Textiles, Apparel & Luxury Goods — 5.0%
Cie Financiere Richemont SA, Class A, Registered	387,154	54,155,729
Swatch Group AG (The), Bearer	29,343	5,347,720
		59,503,449
Total Long-Term Investments — 98.5% (Cost: $1,128,127,171)		1,161,721,013
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	380,000	380,000
Total Short-Term Securities — 0.0% (Cost: $380,000)		380,000
Total Investments — 98.5% (Cost: $1,128,507,171)		1,162,101,013
Other Assets Less Liabilities — 1.5%		17,790,303
Net Assets — 100.0%		$1,179,891,316

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Switzerland ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$460,000	$—	$(80,000)(a)	$—	$—	$380,000	380,000	$4,593	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	136	12/20/24	$18,150	$(459,992)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,870,019	$1,147,850,994	$—	$1,161,721,013
Short-Term Securities
Money Market Funds	380,000	—	—	380,000
	$14,250,019	$1,147,850,994	$—	$1,162,101,013

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Switzerland ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(459,992)	$—	$(459,992)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares